Property, Plant and Equipment, Net (Schedule of Capitalized Interest and Depreciation Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment, Net [Abstract]
Capitalized interest	$ 7	$ 4	$ 2
Depreciation expense	$ 261	$ 232	$ 195